Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2014
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2014	2013	2012
Balance at January 1, net of reinsurance recoverable of $264, $200, and $256 respectively	$1,032	2,229	2,514
Incurred related to:
Current year	1,251	868	28
Prior years	283	564	153

Total incurred	1,534	1,432	181

Paid related to:
Current year	49	77	14
Prior years	381	2,552	452

Total paid	430	2,629	466

Balance at December 31, net of reinsurance recoverable of $360, $264, and $200, respectively	$2,136	1,032	2,229